Related Party Transactions (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Schedule of Related Party Transactions [Table Text Block]
			January 23, 2004
	Three months ended December 31,		(Date of Inception)
	2013	2012	to September 30, 2013

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt for given by directors	-	-	33,666
	$-	$-	$52,041

			January 23, 2004
	Year ended September 30,		(Date of Inception)
	2013	2012	to September 30, 2013

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041